30. Partnerships in E&P activities	12 Months Ended
Dec. 31, 2020
Disclosure of joint operations [abstract]
Partnerships in E&P activities
30.	Partnerships in E&P activities

In line with its strategic objectives, Petrobras operates in association with other companies in partnerships in Brazil as holder of oil and natural gas exploration and production rights in concessions and production sharing regimes.

As of December 31, 2020, the Company holds interests in 98 partnerships with 40 companies, among which Petrobras is the operator in 55 (in 2019, 112 partnerships with 42 companies and operator in 64). The partnerships formed in 2019 and 2020 are described below:

Consortium	Location	% Petrobras	% Partners	Operator	Year	Additional Information	ANP Bonus Petrobras portion
Tartaruga Verde Módulo III Espadarte	Campos Basin	50%	Petronas – 50%	Petrobras	2019	Concession – Disposal of 50% to Petronas	N/A
Búzios (Transfer of Rights Surplus)	Santos basin pre-salt	90%	CNODC – 5% CNOOC – 5%	Petrobras	2019	Production sharing – Transfer of Rights Surplus Production ANP Bidding Round	14,912
C-M-477	Campos Basin	70%	BP – 30%	Petrobras	2019	Concession - 16th ANP Bidding Round	348
Aram	Santos basin pre-salt	80%	CNODC – 20%	Petrobras	2019	Production sharing – 6th ANP Bidding Round	982
BT-SEAL-13A	Sergipe Alagoas basin	50%	Petrogal – 50%	Petrogal	2020	Concession – split	N/A
BT-POT-55A	Potiguar basin	70%	Sonangol – 30%	Petrobras	2020	Concession – split	N/A

Partnerships brings benefits through risk sharing, increased investment capacity, technical and technological interchange, aiming at the growth in oil and gas production. The following table presents the production referring to Petrobras's participation in the main fields in which the Company is the operator in the partnership:

Field	Location	% Petrobras	% Partners	Petrobras production portion in 2020 (kboed)	Regime
Tupi (BMS-11)	Santos basin pre-salt	65%	Shell – 25% Petrogal – 10%	790,4	Concession
Roncador	Campos basin	75%	Equinor – 25%	132,1	Concession
Sapinhoá (BMS-9)	Santos basin pre-salt	45%	Shell – 30% Repsol Sinopec – 25%	119,0	Concession
Albacora Leste	Campos basin	90%	Repsol Sinopec - 10%	31,2	Concession
Mero	Santos basin pre-salt	40%	Total – 20% Shell – 20% CNODC – 10% CNOOC – 10%	12,5	Production sharing
Papa-Terra	Campos basin	62.5%	Chevron – 37.5%	12,2	Concession
Manati	Camamu basin	35%	Enauta Energia S.A. – 45% Brasoil – 10% Geopark – 10%	5,3	Concession
Berbigão	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	26,7	Concession
Sururu	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	8,7	Concession
Oeste de Atapu	Santos basin pre-salt	42.5%	Shell – 25% Total – 22.5% Petrogal – 10%	1,6	Concession
Tartaruga Verde	Campos basin	50%	Petronas – 50%	48,.8	Concession
Total				1,188.5
30.1.	Accounting policy for joint operations

The E&P partnerships are classified as joint operations, where the Company recognizes according to its interests: i) its assets, including its stake in any assets held jointly ii) its liabilities , including its stake in any liabilities assumed jointly; iii) its sales revenues corresponding to the proportion of its participation in the production resulting from the joint operation; iv) its portion on sales revenues realized directly by the joint operation; and v) its expenses, including the portion of any expenses incurred together.

Assets, liabilities, revenues and expenses relating to the participation in a joint operation are accounted for in accordance with the specific accounting policies applicable to assets, liabilities, revenues and expenses.

30.2.	Unitization Agreements

Petrobras has Production Individualization Agreements (AIP) signed in Brazil with partner companies (Shell, Petrogal, Repsol and Total) in E&P consortiums. These agreements result in reimbursements payable to (or receivable from) partners regarding expenses and production volumes related to Tupi, Sépia, Atapu, Berbigão, Sururu, Albacora Leste and other fields.

Berbigão, Sururu, Albacora Leste and others

The table below presents changes on the reimbursements payable relating to these fields:

	12.31.2020	12.31.2019
Opening balance	113	159
Additions/(Write-offs) on PP&E	278	50
Indexation charges	−	4
Payments made	(17)	(92)
Other income and expenses	(50)	(2)
Cumulative translation adjustments	46	(6)
Closing balance	370	113

As of December 31, 2020, Petrobras has reimbursements payable amounting to US$ 370 (US$ 113 on December 31, 2019). In 2020, these agreements resulted in payments and recognition of additions and write-offs in PP&E, in addition to other net expenses, reflecting the best available estimate of the assumptions used in calculating the calculation base and the sharing of relevant assets in areas to be equalized.

Tupi, Sépia and Atapu

On April 30, 2020, Petrobras and partner companies in E&P consortiums in Tupi, Sépia and Atapu fields signed the Agreements for the Equalization of Expenses and Volumes (AEGV). Thus, on May 29, 2020, as a result of the increase in interest in these three consortiums, Petrobras received from partner companies the amount of US$ 441, in addition to US$ 284 in PP&E, totaling US$ 725 within other income and expenses.

Also as a result of these agreements, on May 1, 2020, the wholly owned subsidiary Petrobras Netherlands BV (PNBV) signed Share Purchase Agreements acquiring an additional interest in Tupi BV, for US$ 84, and an additional interest in Iara BV (Atapu) for US$ 805, subject to price adjustments. The computation of the acquisition price was based on the fair value of the acquired assets and related liabilities, bringing a net increase of US$ 889 mainly in PP&E.

The price adjustment relating to the acquisition of interest in Tupi BV occurred on September 15, 2020, resulting in an additional payment of US$ 13, registered as property, plant and equipment.

30.3.	Accounting Policy for unitization agreements

A unitization agreement occurs when a reservoir extends across two or more license or contract areas. In this case, partners pool their individual interests in return for an interest in the overall unit and determine their new stake in the single producing unit.

Events that occurred prior to the unitization agreement may lead to the need for compensation between the partners. At the signing of the AIP, an amount to be reimbursed to the Company will be recognized as an asset only when there is a contractual right to reimbursement or when the reimbursement is practically certain. An amount to be reimbursed by the Company will be recognized as a liability when it derives from a contractual obligation or, when the outflow of funds is deemed probable and the amount can be reliable estimated.